Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 6,212	$ 6,280	$ 7,797
Measured at FVOCI	[1]	188	230	318
Interest income calculated using effective interest method		6,400	6,510	8,115
Other	[2]	112	142	121
Interest income	[3]	6,512	6,652	8,236
Measured at amortized cost	[1]	2,126	2,356	3,777
Interest expense calculated using effective interest method		2,126	2,356	3,777
Other	[4]	35	38	67
Interest expenses		$ 2,161	$ 2,394	$ 3,844

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,400 for the quarter ended January 31, 2021 (October 31, 2020 – $6,510; January 31, 2020 – $8,115).
[4]	Includes interest on lease liabilities for the three months ended January 31, 2021 of $27 (October 31, 2020 – $27; January 31, 2020 – $30).